Discontinued Operations and Assets and Liabilities Held for Sale	12 Months Ended
Dec. 31, 2023
Discontinued Operations and Assets and Liabilities Held for Sale [Abstract]
Discontinued Operations and Assets Held for Sale	42. DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALEDiscontinued operations
Transfer of the CIB Business
Santander UK plc transferred a significant part of its CIB business to the London branch of Banco Santander SA under a Part VII banking business transfer scheme, which completed on 11 October 2021. The residual parts of the CIB business were wound down or transferred to other segments. For the periods prior to its sale, the CIB business met the requirements for presentation as discontinued operations.
The financial performance and cash flow information relating to the discontinued operations were as follows:
For the year ended 31 December

	2023	2022	2021
	£m	£m	£m
Net interest income	—	—	32
Net fee and commission income	—	—	35
Other operating income	—	—	2
Total operating income	—	—	69
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	—	—	(33)
Credit impairment (charges)/write-backs	—	—	11
Provisions for other liabilities and charges	—	—	(4)
Total operating credit impairment (charges)/write-backs, provisions and charges	—	—	7
Profit from discontinued operations before tax	—	—	43
Tax on profit from discontinued operations	—	—	(12)
Profit from discontinued operations after tax	—	—	31
There were no gains or losses recognised on the measurement to fair value less costs to sell or on the disposal of the asset groups constituting the discontinued
operations.
In 2023, the net cash flows attributable to the operating activities in respect of discontinued operations were £nil outflow (2022: £nil outflow, 2021: £3,612m outflow). There were no investing or financing activities in respect of discontinued operations.
Assets held for sale
Sale of property
Management considered the sale of part of Santander House (Milton Keynes) under a proposed transaction with the developer for the construction of Unity Place and Buckingham House (Bletchley), to be highly probable at the balance sheet date. As such, the Santander UK group classified these properties, which are included in the Corporate Centre segment and carried at their sales prices, as held for sale. The sale is expected to complete in 2024 with no gain or loss.
At 31 December 2023, assets held for sale comprised:

	2023	2022
	£m	£m
Assets
Property, plant and equipment	13	49
Total assets held for sale	13	49